Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

Anghami operates a cybersecurity risk management program designed to protect the confidentiality, integrity, and availability of our systems, user data, and content assets. Our program is structured around the ISO/IEC 27001:2022 control framework and is assessed against that standard on at least an annual basis through independent third-party audits. The most recent independent cybersecurity audit in October 2025, covering cloud infrastructure, application security, identity and access management, incident response, data protection, business continuity, and vendor risk.

The program components include:

●	An Information Security Policy (POL-01), structured around ISO 27001 principles, governing access control, incident response, secure development, data handling, backup, and business continuity across the organization.
●	A Security Risk & Control function, led by the VP DevOps and Security, responsible for cybersecurity risk assessments, control framework oversight, risk remediation prioritization, and employee security awareness programs.
●	A formal cybersecurity risk register covering infrastructure, application, vendor, cloud, CI/CD pipeline, and compliance risk domains, with assigned ownership and remediation tracking.
●	A Cloud Security Risk Register covering 23 risk items across access control, encryption, operational risk, third-party dependencies, and threat vectors, aligned to AWS infrastructure and mapped to ISO 27001 Annex A controls.
●	A Secure Software Development Lifecycle (SSDLC) program incorporating static analysis (SAST), software composition analysis (SCA), and secret scanning integrated into the CI/CD pipeline, with security findings reported to AWS Security Hub. Mandatory commit signing is enforced on critical repositories, and security engineer review is required for major code changes.
●	An Incident Response Plan (IRP) with defined procedures for incident classification, escalation, containment, remediation, and post-incident review. The IRP integrates with monitoring tooling including Datadog and AWS CloudWatch, with ongoing evaluation of centralized incident management platforms to strengthen tracking and accountability.
●	A Business Continuity and Disaster Recovery (BC/DR) Plan (POL-06) utilizing AWS-native resiliency capabilities including multi-AZ deployment, Terraform infrastructure-as-code, EKS container orchestration, and Application Load Balancer failover. The plan defines RTO/RPO objectives for critical business functions including streaming, payment processing, and content ingestion, and is subject to tabletop exercises at minimum annually.
●	An AWS IAM-based access control framework with role-based group policies, periodic access reviews using AWS Access Analyzer and IAM Dashboard, and multi-factor authentication enforced for privileged accounts. Administrative access is restricted to a defined group of senior technical personnel.
●	A vendor risk management program that assesses third-party service providers’ security posture at onboarding, includes contractual obligations requiring prompt reporting of security incidents, and maintains a vendor register with risk classifications. Data Processing Agreements are established with material data processors.
●	A cybersecurity training program covering incident response personnel and senior management, delivered through a combination of structured training and periodic security awareness communications.
●	Engagement of external assessors and auditors to independently evaluate control effectiveness, conduct penetration testing, and validate compliance with applicable frameworks and regulatory requirements

Our cybersecurity program incorporates controls designed to protect against threats including unauthorized access, data exfiltration, ransomware, distributed denial-of-service attacks, and stream manipulation fraud. We use a combination of automated detection, algorithmic monitoring, and manual review to identify and respond to such threats across our platforms. We continuously evaluate our security controls against the evolving threat landscape relevant to digital media platforms operating in the MENA region and globally.

We acknowledge that cybersecurity risk management is a continuous process. Our most recent independent audit identified areas for program enhancement. Management has established action plans addressing each identified area with assigned ownership and target timelines. These enhancements are in progress and do not reflect material gaps in our ability to detect and respond to cybersecurity incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Cybersecurity Governance

VP DevOps and Security leads Anghami’s cybersecurity risk management program, supported by the Information Security Officer. The VP DevOps and Security holds deep expertise in software engineering, cloud platform architecture, and information security, and is responsible for day-to-day oversight of the cybersecurity program including risk identification, control implementation, and incident response readiness.

Information Security Steering Committee meets quarterly to review the status of the cybersecurity program, including risk register updates, remediation progress on open items, policy compliance assessments, and audit findings. The Committee includes the VP DevOps and Security, the Information Security Officer, and senior representatives from engineering, operations, and legal.

IT Department reports cybersecurity key performance indicators (KPIs) to the CEO on a monthly basis. These KPIs include the public attack surface score and the infrastructure vulnerability index, providing quantified visibility into the organization’s external exposure and internal control posture. Management also receives threat intelligence inputs from government partners, information-sharing forums, and third-party security vendors, which are used to adjust the program and prioritize remediation activities.

CEO reports to the Company’s Audit Committee on cybersecurity risks and program status at least quarterly. These reports include summaries of any material cybersecurity incidents, updates to the cybersecurity strategy, recent audit findings and remediation progress, and changes to the threat environment relevant to our business. The Audit Committee has ultimate board-level oversight responsibility for cybersecurity risk.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	CEO reports to the Company’s Audit Committee on cybersecurity risks and program status at least quarterly.
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]

Cybersecurity Threats

For the years ended December 31, 2024 and 2025 and through the date of this annual report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect the Company, including our business strategy, results of operations or financial condition. However, we expect to continue to be a target and experience cyberattacks in the future.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Processes Integrated [Text Block]	A Secure Software Development Lifecycle (SSDLC) program incorporating static analysis (SAST), software composition analysis (SCA), and secret scanning integrated into the CI/CD pipeline, with security findings reported to AWS Security Hub. Mandatory commit signing is enforced on critical repositories, and security engineer review is required for major code changes.